UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number          811-4204
                                            --------

     PC&J Preservation Fund
     ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:          937-223-0600
                                                             ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:  June 30, 2012
                           -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

PC&J PRESERVATION
FUND

Semi-Annual Report to Shareholders
June 30, 2012

------

------

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2012
(UNAUDITED)



                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS       AMOUNT       VALUE
-------------------------------------    --------    ----------    --------
-------------------------------------

U.S. AGENCY OBLIGATIONS:

Maturity of 1 - 5  years:                    1.1%
 Federal Home Loan Bank
   5.625%, due 06-13-16                              $  125,000    $144,060

Maturity of 6 - 15  years:                   1.9
 Federal National Mtg Assn Step-Up 1
   2.250%, due 09-30-25                                 260,000     260,010

TOTAL U.S. AGENCY OBLIGATIONS
 (Cost $384,776)                             3.0                    404,070


U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:                2.3
 Scholastic Corp.
   5.000%, due 04-15-13                                 125,000     125,469
 Arcelormittal
   5.375%, due 06-01-13                                 130,000     133,751
 Arcelormittal Sa Luxembourg 2
   5.375%, due 06-01-13                                  50,000      51,423

                                                                    310,643


Maturity of 1 - 5 years:                    22.6
 Leucadia National Corp.
   7.000%, due 08-15-13                                 125,000     130,156
 Montpelier Re Holdings Ltd.
   6.125%, due 08-15-13                                 150,000     156,059
 American Axle & Manufacturing Inc.
   5.250%, due 02-11-14                                 210,000     216,300
 Bunge Limited Finance Corp.
   5.350%, due 04-15-14                                 150,000     158,335
 Brinker International Inc.
   5.750%, due 06-01-14                                 155,000     165,764
 HSBC Finance Corp.
   6.000%, due 08-15-14                                 275,000     289,690
 Bear Stearns Cos. Inc.
   5.700%, due 11-15-14                                 162,000     174,755
 OGE Energy Corp.
   5.000%, due 11-15-14                                 250,000     265,683
 JPMorgan Floating Rate
   3.500%, due 05-01-15                                 150,000     149,114
 Nabisco Inc.
   7.550%, due 06-15-15                                 100,000     117,356



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2012
(UNAUDITED)



                                           PERCENT
                                            OF NET     PRINCIPAL
SECURITY                                    ASSETS       AMOUNT        VALUE
---------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
---------------------------------------
 Teck Cominco Ltd.
   5.375%, due 10-01-15                                $  160,000    $  176,469
 Pitney Bowes Inc.
   4.750%, due 01-15-16                                   100,000       101,580
 Alltel Corp.
   7.000%, due 03-15-16                                   100,000       119,608
 Alliant Techsystems Inc.
   6.750%, due 04-01-16                                   110,000       112,750
 Boston Scientific Corp.
   6.400%, due 06-15-16                                   150,000       172,923
 Frontier Oil Corp.
   8.500%, due 09-15-16                                   125,000       131,406
 Peabody Energy Corp.
   7.375%, due 11-01-16                                   130,000       142,675
 Goldman Sachs Group Inc.
   5.625%, due 01-15-17                                   250,000       262,226

                                                                      3,042,849

Maturity of 6 - 10 years:                      5.6%
 Terex Corp.
   8.000%, due 11-15-17                                   250,000       259,375
 Merrill Lynch Co. Inc.
   6.500%, due 07-15-18                                   230,000       247,500
 Conoco Philips
   5.750%, due 02-01-19                                   100,000       122,296
 Whirlpool Corp.
   4.700%, due 06-01-22                                   125,000       126,377

                                                                        755,548

Maturity of 11 - 15 years:                     1.8
 Dow Chemical Co.
   7.375%, due 03-01-23                                   200,000       246,319

TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $4,086,590)                            32.3                    4,355,359


TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of 1 - 5 years:                       4.9
 New York State Housing Finance Agency
   4.810%, due 09-15-13                                    90,000        94,511
 Dayton, OH Taxable Bonds
   6.500%, due 11-01-13                                   100,000       100,277
 Nebraska Public Power District Rev. 3
   5.140%, due 01-01-14                                   310,000       330,094




See notes to financial statements.

------

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2012
(UNAUDITED)



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS       AMOUNT        VALUE
----------------------------------------    --------    ----------    ----------
TAXABLE MUNICIPAL OBLIGATIONS:
----------------------------------------
Maturity of 1 - 5 years:
 Michigan Finance Authority Revenue
   4.750%, due 11-01-15                                 $  125,000    $  131,652

                                                                         656,534


Maturity of 6 - 10 years:                       8.1%
 Hazelwood MO Industrial Dev. Auth. Rev
   5.640%, due 02-01-18                                    150,000       169,465
 Maryland Heights MO Tax Incremnt Rev
   7.000%, due 09-01-18                                    200,000       220,976
 Reeves County TX Lease Revenue
   5.625%, due 12-01-18                                    125,000       127,574
 Portland OR Weekly Auction Notes 4, 5
   0.15%, due 06-01-19                                     100,000       100,000
 Cuyahoga County OH Economic Dev.
   5.000%, due 12-01-19                                    150,000       168,999
 Michigan State Refunding School Loan
   6.950%, due 11-01-20                                    110,000       144,042
 New York, NY General Obligation
   6.491%, due 03-01-21                                    125,000       153,959

                                                                       1,085,015


Maturity of 11 - 15 years:                      6.0
 Iowa Tobacco Settlement
   6.500%, due 06-01-23                                     55,000        52,158
 San Bernadino Cnty CA Pension Oblig. 3
   6.020%, due 08-01-23                                    245,000       265,362
 Ohio State Dev. Assistance 3
   5.670%, due 10-01-23                                    100,000       104,885
 Pennsylvania Turnpike
   7.470%, due 06-01-25                                    100,000       116,238
 New Jersey Economic Development 3
   6.310%, due 07-01-26                                     50,000        55,037
 Lake County IL School District
   6.300%, due 01-01-27                                    110,000       127,520
 New York Cntys Tobacco Settlement Tr.
   6.000%, due 06-01-27                                    110,000        90,947

                                                                         812,147


Maturity of 16 - 25 years:                      5.5
 Erie County NY Tobacco Asset Secur.
   6.000%, due 06-01-28                                    150,000       139,120
 Alameda Corridor Transit Authority CA 3
   6.600%, due 10-01-29                                    200,000       217,156



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2012
(UNAUDITED)



                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS       AMOUNT        VALUE
-------------------------------------    --------    ----------    ----------
TAXABLE MUNICIPAL OBLIGATIONS
(Cont'd)
-------------------------------------
Maturity of 16 - 25 years:
 Frisco TX COP 3
   6.375%, due 02-15-33                              $  360,000    $  393,581

                                                                      749,857
                                                                   ----------


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,049,806)              24.5%                   3,303,553



TOTAL U.S. AGENCY, U.S. CORPORATE
  AND TAXABLE MUNICIPAL
       OBLIGATIONS
 (Cost $7,521,172)                          59.8                    8,062,982


MORTGAGE BACKED STRUCTURED
OBLIGATIONS:                                 1.7
 FNMA Remic Series 2011-49
   4.000%, due 06-25-41                                 113,730       114,637
 GNMA Remic Series 2011-153
   3.000%, due 12-16-41                                 117,849       117,959


TOTAL MORTGAGE BACKED
STRUCTURED OBLIGATIONS
 (Cost $232,853)                                                      232,596


LEASE ASSIGNMENTS:                           0.9
 Ford Motor Co. ESA Lease 4, 6
   12.524%, due 06-01-13                                111,948       119,069


TOTAL LEASE ASSIGNMENTS
 (Cost $111,948)                                                      119,069


NON-CONVERTIBLE PREFERRED STOCK:             5.1     SHARES
                                                     ----------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                     5,000       131,001
 FPL Group Cap. Tr. I Pfd., 5.875%                        6,300       164,682
 Magnum Hunter Res. Pfd. D, 8.000%                        3,300       145,035
 Metlife Inc. Pfd. B, 6.500%                              5,200       134,160
 Powershares ETF Trust Finl. Pfd.                         5,900       106,200


TOTAL NON-CONVERTIBLE PREFERRED
 STOCK (Cost $673,176)                                                681,078



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2012
(UNAUDITED)



                                           PERCENT
                                            OF NET     PRINCIPAL
SECURITY                                    ASSETS      AMOUNT         VALUE
---------------------------------------    --------    ---------    -----------
---------------------------------------

                                               5.2%
EXCHANGE TRADED DEBT:                             %    SHARES
                                                       ---------
 Comcast Corp. Notes
   6.625%, due 05-15-56                                    5,400    $   136,728
 General Elec. Cap. Corp. Pines
   6.100%, due 11-15-32                                    6,000        156,600
 Georgia Power Co. Senior Notes
   6.375%, due 07-15-47                                    5,000        125,300
 Metlife Inc. Senior Notes
   5.875%, due 11-21-33                                    5,175        137,603
 Telephone & Data Systems Senior Notes
   6.875%, due 11-15-59                                    5,195        139,952


TOTAL EXCHANGE TRADED DEBT
 (Cost $663,842)                                                        696,183


MUTUAL FUNDS:                                 20.1     SHARES
                                                       ---------
 Oppenheimer Sr. Floating Rate A                          42,352        345,596
 Payden Emerging Markets Bond                             28,187        405,330
 TCW Emerging Markets Income I                            31,903        277,871
 Templeton Income Global Bond A                           60,499        774,987
 First American Treasury Obligations                     897,368        897,368

TOTAL MUTUAL FUNDS
 (Cost $2,720,374)                                                    2,701,152


DIVERSIFIED STRATEGIES:                        6.3
 Pimco All Asset All Authority Fund                       63,603        664,020
 SPDR Gold Trust 7, 8                                      1,200        186,228

TOTAL DIVERSIFIED STRATEGIES
 (Cost $873,044)                                                        850,248


TOTAL INVESTMENTS
 (Cost $12,796,409) 9                         99.1                   13,343,308


ASSETS LESS OTHER LIABILITIES                  0.9                      120,599


NET ASSETS                                   100.0%                 $13,463,907










See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2012
(UNAUDITED)


1 Interest rates listed for step-up bonds are the rates as of June 30, 2012.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate amount of Rule 144A securities was $51,423, which is 0.4% of the Fund's net assets.
3 Some municipal obligations have a credit enhancement feature, such as insurance or letter of credit, which produces a credit quality comparable to that of a same-rated corporate bond.
4 Security has been deemed illiquid. At June 30, 2012, the aggregate amount of illiquid securities was $219,069, which is 1.6% of the Fund's net assets.
5 Variable interest rate. Interest rate listed is the rate as of June 30, 2012. 6 Security valued according to "good faith pricing" guidelines. (See Note A)
7 Non-income producing security
8 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
9 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation). (See Note D)







The following table presents securities held by PC&J Preservation Fund by industry sector as a percentage of net assets:

Consumer Discretionary         6.6%
Consumer Staple                2.1%
Energy                         4.0%
Financial                     15.4%
Healthcare                     1.3%
Industrials                    3.5%
Materials                      5.9%
Telecommunications             1.9%
Utilities                      4.1%
Other                         55.2%
                              -----
Total                        100.0%


See notes to financial statements

PC&J PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2012
(UNAUDITED)




ASSETS:
Investments in securities, at value
 (Cost basis - $12,796,409) (Notes A & D)                          $13,343,308

Receivables
            Dividends and Interest                                     125,995
            Fund shares sold                                             6,756

            Total receivables                                          132,751


Total assets                                                        13,476,059

LIABILITIES:
Accrued expenses (Note B)                                               12,152

Total liabilities                                                       12,152


NET ASSETS                                                         $13,463,907



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of period                                                 1,283,855
 Net decrease  (Note C)                                                (40,550)

 End of period                                                       1,243,305





NET ASSET VALUE, offering price and redemption price per share     $     10.83



NET ASSETS CONSIST OF:
 Paid in capital                                                   $13,267,068
 Net unrealized appreciation on investments                            546,899
 Undistributed net investment income                                   280,308
 Accumulated net realized loss on investments                         (630,368)

 Net Assets                                                        $13,463,907














See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)




INVESTMENT INCOME (Note A):
 Interest                                                         $ 235,562
 Dividends                                                          101,947

Total investment income                                             337,509


EXPENSES (Note B):
 Investment advisory fee                                             33,865
 Management fee                                                      40,638

Total expenses                                                       74,503


NET INVESTMENT INCOME                                               263,006


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments                                  (162,774)
 Change in unrealized appreciation/depreciation of investments      338,105

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     175,331


NET INCREASE IN NET ASSETS FROM OPERATIONS                        $ 438,337




























See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                               For The Six Months       For the Year
                                                                      Ended                Ended
                                                                 June 30, 2012       December 31, 2011
                                                                  (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                                  $   263,006       $   574,872
 Net realized loss on investments                                          (162,774)         (101,341)
 Change in unrealized appreciation/depreciation
      of investments                                                        338,105           (49,727)

Net increase in net assets from operations                                  438,337           423,804

DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income                                                       0          (563,705)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                                       (435,820)          814,411

Total increase in net assets                                                  2,517           674,510

NET ASSETS:
 Beginning of year                                                       13,461,390        12,786,880

 End of period                                                          $13,463,907       $13,461,390




UNDISTRIBUTED NET INVESTMENT INCOME                                     $   280,308       $     5,264























See notes to financial statements.

------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is the generation of income and the preservation of capital.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Securities that are traded on any national exchange, including exchange traded debt and non-convertible preferred stock, are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market, including non-convertible preferred stock, are generally valued at the NASDAQ Official Closing Price. Mutual funds and closed end funds are valued at the net asset value of their shares on each business day. Fixed income securities, including U.S. agency obligations, U.S. corporate obligations, taxable municipal obligations, Government National Mortgage Association mortgage backed securities and warrants, are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair value of such securities. These prices may be based on inputs such as dealer quotations, current trades and offerings, market movement and credit information. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, or when unique investment structures have no widely adopted benchmarks, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Trustees") (generally lease assignments). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on inputs such as a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues. Other inputs may include a review of the issuer's financial statements, cash flows or credit quality and other transactions or offers by the issuer. A combination of these and other methods may be used.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. During the current period, management adopted the disclosure requirements effective for the fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

There  were  no  transfers  in  and  out  of  Levels  1  and  2.

The  Fund  did  not  hold  any  Level  3  securities  during the current period.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of June 30, 2012.




                                        Level 1   Level 2   Level 3    Total
Security Type                             Investments in Securities ($000)
U.S. Agency Obligations                 $     -  $    404  $      -  $   404
U.S. Corporate Obligations                    -     4,355         -    4,355
Taxable Municipal Obligations                 -     3,304         -    3,304
Mortgage Backed Structured Obligations        -       233         -      233
Lease Assignments                             -       119         -      119
Non-Convertible Preferred Stock             681         -         -      681
Exchange Traded Debt                        696         -         -      696
Mutual Funds                              2,701         -         -    2,701
Diversified Strategies                      850         -         -      850
Total                                   $ 4,928  $  8,415  $      0  $13,343
                                        -------  --------  --------  -------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2011, the Fund has a capital loss carry forward of $357,116, of which $35,450 can be carried forward through 2012, $29,688 through 2013, $120,473 through 2014, $17,581 through 2015, $13,846 through 2017, $50,327 through 2018, and $89,751 can be carried forward indefinitely. These losses can be used to offset future gains. The Regulated Investment Company Modernization Act of 2010 eliminates the eight-year limit on the use of capital loss carryforwards, effective for losses generated in the first taxable year after the date of enactment (December 22, 2010). See Note E for further disclosure regarding uncertain tax positions. Additionally, the Fund had an unused capital loss carry forward of $98,440 which expired as of December 31, 2011 and was reclassified to paid in capital.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes using the effective interest rate method. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income. For tax purposes, paydown gains and losses are reclassified to realized gains and losses on investments. Net investment losses, if any, for tax purposes are reclassified to paid in capital.

The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is not known; however, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT

     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $33,865 for the six months ended June 30, 2012.

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $2,000 for the six months ended June 30, 2012.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $40,638 for the six months ended June 30, 2012.

Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

C.  CAPITAL  SHARE  TRANSACTIONS



                                    For the Six Months Ended
                                          June 30, 2012                         For the Year Ended
                                           (Unaudited)                           December 31, 2011
                                       -------------------                      -------------------

                                  Shares              Dollars              Shares               Dollars
                                  ------              -------              ------               -------
  Subscriptions                   34,924            $ 373,036              97,491            $1,054,576
  Reinvestment of distributions        0                    0              53,789               563,705
                                  34,924              373,036             151,280             1,618,281
                                 --------           ----------            --------           -----------
  Redemptions                    (75,474)            (808,856)            (73,960)             (803,870)

  Net increase/(decrease)        (40,550)           $(435,820)             77,320            $  814,411

D.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2012, aggregated $1,731,225 and $1,618,804 (including principal paydowns of $140,294 and returns of capital of $11,386), respectively. Purchases and sales of long-term U.S. Government Securities for the six months ended June 30, 2012, aggregated $0 and $350,000, respectively.

At June 30, 2012, gross unrealized appreciation on investments was $674,373 and gross unrealized depreciation on investments was $127,474, for a net unrealized appreciation of $546,899 for financial reporting and federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE
                      Tax Character of Distributions Paid



       For the Year Ended December 31, 2011               For the Year Ended December 31, 2010
       -------------------------------------              -------------------------------------

Ordinary Income  Capital Gains  Total Distribution  Ordinary Income  Capital Gains  Total Distribution
---------------  -------------  ------------------  -------------------  ----------------
$       563,705  $           -  $          563,705  $       566,978  $           -  $          566,978
===============  =============  ==================  ===============  =============  ==================





Tax Basis of Distributable Earnings
As of December 31, 2011


Undistributed    Undistributed
  Ordinary        Accumulated       Unrealized
   Income       Realized Losses    Appreciation
-------------  -----------------   ------------
$       5,264   $      (357,116)   $    208,794
=============   =================  ============

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)




The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2008-2011) and has concluded that as of June 30, 2012 no provision for unrecognized tax benefits or expenses is required in these financial statements.


F. SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the date of issuance of the financial statements and determined that no events have occurred that require disclosure.



G. RENEWAL OF INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between the Fund and the Adviser (the "Agreement") was renewed by the Board of Trustees at a meeting held on February 15, 2012. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; a comparison of the fees paid by other funds and accounts; and economies of scale and other benefits to the Fund and the Adviser.

The Trustees reviewed a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund shareholders receive many of the same advice and planning services, at no additional cost, as the Adviser's non-Fund clients.

The representatives of the Adviser explained that understanding the nature of the Adviser's business is important in reviewing the Fund's performance and advisory fees. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2011, and income statement for the year ended December 31, 2011, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund. The Trustees also considered the services provided by Service Corp., a wholly owned subsidiary of the Adviser. The Adviser explained that Service Corp., the Fund's transfer agent, fund accountant, and dividend disbursing agent, was formed to provide transfer agency services to the Funds in a cost efficient manner. The Trustees reviewed Service Corp.'s balance sheet dated as of December 31, 2011, and income statement for the year ended December 31, 2011, and concluded that Service Corp. has adequate financial resources to provide the necessary services to the Fund.

Next, the Trustees reviewed the Adviser's personnel and operations. The organizational chart of all professional personnel performing services for the Fund was next reviewed, as well as a breakout of the amount of time spent on the Funds' activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the quality of the services provided by the Adviser to the Fund is excellent.

PC&J  PRESERVATION  FUND
------------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

The Trustees compared the Fund's average total returns with comparable benchmarks. Ms. Carlson reviewed with the Trustees the recent and long-term performance of the Fund, compared to benchmarks and funds of similar size and strategy, during the portfolio review earlier in the meeting. Ms. Carlson noted that since the Fund's investment objective and strategy is not comparable to that of the Adviser's separately managed accounts, average total returns of the Fund and these accounts were not compared. The Trustees concluded that the performance of the Fund was acceptable based on this review.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees (i) reviewed the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Funds' investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer;
(iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates, of which there were none; and (v) the Adviser's currently effective Code of Ethics ratified earlier in this meeting pursuant to Rule 17j-1. The Trustees reviewed the certification from the Adviser that the employees of the Adviser have complied with the Adviser's Code of Ethics and that the Adviser has procedures in place to prevent violations of its Code of Ethics. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and their experiences with the Adviser, the Trustees concluded that the nature, quality and extent of the services provided by the Adviser in light of the objective and strategy of the Fund were consistent with the Board's expectations.

The Trustees also considered the cost to the Adviser and Service Corp. of providing the services and the profits realized by the Adviser and Service Corp. in servicing the Fund. In reviewing the Adviser's profitability, the Trustees considered and reviewed the information in the Board materials which included the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Fund; a comparison of the Adviser's overall profitability with the profitability of other investment advisers; and material payments by the Fund to the Adviser, other than the fees paid pursuant to the Agreement. After this review, the Trustees concluded that the allocation of expenses was reasonable, the profitability of the Adviser was reasonable, and that when consolidated with the profitability of Service Corp. profitability was below the average of other investment advisers, and the service provider fees charged by Service Corp. were reasonable in light of the high level of services provided.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's respective peer groups and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Fund under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the respective peer groups. Ms. Carlson informed the Trustees that, because of the nature of the relationship between the Adviser and the shareholder/clients, the level of service received by shareholders, in her opinion, exceeded the "average service" provided by advisers to other mutual funds. She stated that the Adviser provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes the Fund's managers available for shareholder questions. She explained that these services are embodied in its advisory fee. In addition, Ms. Carlson noted that many of the smaller accounts invested in the Fund would be subject to a minimum fee if the Adviser managed the assets in a separate account, and these minimums would exceed the 0.5% advisory fees charged through the Fund. The Trustees noted that a better fee/expense comparison is total expenses paid by comparable funds, since the Fund's advisory fee is all-inclusive with no front-end, deferred or redemption fees. Ms. Carlson noted that since the Fund's investment objective and strategy is not comparable to that of the Adviser's separately managed accounts, a comparison of the advisory fees paid by the Fund to the fees paid by the Adviser's separately managed accounts are not particularly relevant.

PC&J  PRESERVATION  FUND
------------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

After reviewing all the information presented and discussing with the Adviser, the Trustees concluded that the Adviser's fees with respect to the Fund were reasonable.

Next, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale could be appropriate, but that such considerations are not yet relevant due to the relative size of the Fund and the fact that the Adviser is not accumulating excessive profits from the Advisory Agreement. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund.

Finally, the Trustees reviewed the Adviser's practices for monitoring compliance. Ms. Carlson, as Chief Compliance Officer, explained that monthly tests are performed to ensure the Fund is in compliance with IRS and SEC diversification requirements. Ms. Carlson is one of the founders of the Adviser and has been in the investment management business for more than 30 years. Her experience and background provide her with an understanding of the functions and requirements from the ground up. There have been no examinations by state or Federal regulators since the last renewal of the Adviser's Agreements a year ago. Mr. Johnson confirmed there is no material litigation or administrative actions pending involving the Adviser or Service Corp.

Based upon the information provided, the Board concluded that the fees paid, and to be paid, to the Adviser pursuant to the Agreement were reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders. Therefore, the Agreement was renewed for an additional one year term by the Trustees, including the Independent Trustees.

PC&J PRESERVATION FUND
----------------------

FINANCIAL  HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2011, 2010, 2009, 2008, and 2007, has been derived from data contained in financial statements examined by Deloitte & Touche LLP, an independent registered public accounting firm. The information for the six months ended June 30, 2012, has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

                                           Period Ended
                                              June 30,                    Years Ended December 31,
Selected Data for Each Share of Capital         2012        2011        2010        2009        2008        2007
Stock Outstanding Throughout the Period     (Unaudited)
----------------------------------------

NET ASSET VALUE-BEGINNING OF PERIOD           $ 10.49     $ 10.60     $ 10.36     $  9.43     $ 10.48     $ 10.39

Income from investment operations:
   Net investment income                         0.22        0.46        0.49        0.48        0.52        0.52
   Net realized and unrealized
      gain (loss) on securities                  0.12       (0.11)       0.24        0.93       (1.05)       0.09

TOTAL FROM INVESTMENT OPERATIONS                 0.34        0.35        0.73        1.41       (0.53)       0.61

Less distributions:
   From net investment income                   (0.00)      (0.46)      (0.49)      (0.48)      (0.52)      (0.52)

TOTAL DISTRIBUTIONS                             (0.00)      (0.46)      (0.49)      (0.48)      (0.52)      (0.52)

NET ASSET VALUE-END OF PERIOD                 $ 10.83     $ 10.49     $ 10.60     $ 10.36     $  9.43     $ 10.48


TOTAL RETURN 1                                   3.24%       3.29%       7.08%      14.91%      (5.00%)      5.83%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                      1.10%*      1.10%       1.10%       1.10%       1.10%       1.10%
   Net investment income                         3.87%*      4.32%       4.18%       4.89%       4.96%       4.58%

Portfolio turnover rate                         28.90%*     23.54%      20.52%      22.50%      65.51%      31.76%

Net assets at end of period (000's)          $ 13,464     $13,461     $12,787     $13,990     $10,953     $12,078









1 Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Past performance is not indicative of future results.

*  Annualized

See  notes  to  financial  statements.

------

PC&J PRESERVATION FUND
----------------------

ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

FUND  EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2012) and held for the entire period through June 30, 2012.

                                Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.





                          Beginning Account   Ending Account
                                Value              Value        Expenses Paid
                           January 1, 2012     June 30, 2012   During Period*


Actual                    $         1,000.00  $      1,032.41  $          5.56

Hypothetical (5% return
before expenses)          $         1,000.00  $      1,019.41  $          5.52




* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 (to reflect the one-half year period).

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS




                                 % OF NET
TYPE OF SECURITY                  ASSETS
                                 ---------
U.S. Agency Obligations               3.0%
U.S. Corporate Obligations           32.3
Taxable Municipal Obligations        24.5
Mortgage Backed Structured
Obligations                           1.7
Lease Assignments                     0.9
Non-Convertible Preferred Stock       5.1
Exchange Traded Debt                  5.2
Mutual Funds                         20.1
Diversified Strategies                6.3
Assets Less Other Liabilities         0.9
Total                               100.0%
                                 ---------








A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.   Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of July 19, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Preservation Fund
----------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 1, 2012
         --------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     August 1, 2012
         --------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 1, 2012
         --------------